Schedule of fair value measure estimation of convertible debenture (Details) - Convertible Debenture [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Share price	$ 7.90	$ 2.50
Exercise price	$ 67.50	$ 67.50
Time to maturity	29 days	6 months 29 days
Risk-free rate	2.74%	2.58%
Expected volatility	17.00%	41.91%
Dividend yield
Dilution factor	32.82%	33.28%